Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 91,881,204	$ 50,223,393	$ 71,488,512
Cost of sales	(55,581,776)	(37,567,472)	(44,972,360)
Gross profit	36,299,428	12,655,921	26,516,152
Administration expenses	(3,342,069)	(3,373,150)	(2,151,599)
Operation and projects expenses	(3,153,557)	(2,586,016)	(2,631,754)
Impairment of non-current assets	(33,351)	(633,156)	(1,762,437)
Other operating income and expenses net	(72,744)	1,118,166	1,056,796
Operating income	29,697,707	7,181,765	21,027,158
Financial result net
Financial income	403,592	1,101,430	1,623,336
Finance expenses	(4,431,648)	(3,929,791)	(3,334,469)
Foreign exchange gain (loss) net	330,002	346,774	40,639
Financial result, net	(3,698,054)	(2,481,587)	(1,670,494)
Share of profits of associates and joint ventures	426,164	76,336	366,904
Income before tax	26,425,817	4,776,514	19,723,568
Income tax	(8,795,263)	(2,038,661)	(4,718,413)
Net profit (loss) for the period	17,630,554	2,737,853	15,005,155
Net profit attributable to:
Group owners of parent	15,649,143	1,586,677	13,744,011
Non-controlling interest	1,981,411	1,151,176	1,261,144
Net income	17,630,554	2,737,853	15,005,155
Supplementary information
Depreciation, depletion and amortization	10,159,922	9,324,538	8,582,783
Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	(14,575,866)	(11,657,541)	(12,272,917)
Variable Costs
Disclosure of operating segments [line items]
Cost of sales	(41,005,910)	(25,909,931)	(32,699,443)
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	91,881,204	50,223,393	71,488,512
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating segments [member] | Exploration and Production [Member]
Disclosure of operating segments [line items]
Revenue	63,248,952	36,839,997	52,667,990
Cost of sales	(40,335,132)	(32,908,419)	(36,373,865)
Gross profit	22,913,820	3,931,578	16,294,125
Administration expenses	(1,987,817)	(2,163,198)	(1,284,560)
Operation and projects expenses	(1,882,686)	(1,511,510)	(1,475,710)
Impairment of non-current assets	438,020	(192,693)	(1,982,044)
Other operating income and expenses net	(617,893)	1,085,114	49,673
Operating income	18,863,444	1,149,291	11,601,484
Financial result net
Financial income	517,629	1,177,712	1,440,440
Finance expenses	(2,410,906)	(2,896,060)	(2,311,133)
Foreign exchange gain (loss) net	(219,747)	360,409	287,286
Financial result, net	(2,113,024)	(1,357,939)	(583,407)
Share of profits of associates and joint ventures	9,610	(53,037)	227,401
Income before tax	16,760,030	(261,685)	11,245,478
Income tax	(5,019,540)	43,569	(1,925,798)
Net profit (loss) for the period	11,740,490	(218,116)	9,319,680
Net profit attributable to:
Group owners of parent	11,829,119	(139,279)	9,382,129
Non-controlling interest	(88,629)	(78,837)	(62,449)
Net income	11,740,490	(218,116)	9,319,680
Supplementary information
Depreciation, depletion and amortization	6,844,910	6,445,812	5,892,822
Operating segments [member] | Exploration and Production [Member] | Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	(9,861,987)	(9,479,317)	(9,587,961)
Operating segments [member] | Exploration and Production [Member] | Variable Costs
Disclosure of operating segments [line items]
Cost of sales	(30,473,145)	(23,429,102)	(26,785,904)
Operating segments [member] | Exploration and Production [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	38,552,572	22,854,925	31,295,118
Operating segments [member] | Exploration and Production [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	24,696,380	13,985,072	21,372,872
Operating segments [member] | Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Revenue	50,976,385	26,104,351	38,770,806
Cost of sales	(48,535,388)	(25,825,555)	(37,856,219)
Gross profit	2,440,997	278,796	914,587
Administration expenses	(784,214)	(936,175)	(496,155)
Operation and projects expenses	(944,616)	(781,309)	(743,378)
Impairment of non-current assets	(305,466)	(781,528)	452,163
Other operating income and expenses net	10,749	34,705	1,014,988
Operating income	417,450	(2,185,511)	1,142,205
Financial result net
Financial income	24,313	67,832	229,297
Finance expenses	(1,151,255)	(914,534)	(996,790)
Foreign exchange gain (loss) net	(132,734)	(447,880)	(179,936)
Financial result, net	(1,259,676)	(1,294,582)	(947,429)
Share of profits of associates and joint ventures	200,998	131,462	17,091
Income before tax	(641,228)	(3,348,631)	211,867
Income tax	(383,562)	614,269	(83,504)
Net profit (loss) for the period	(1,024,790)	(2,734,362)	128,363
Net profit attributable to:
Group owners of parent	(1,198,619)	(2,848,511)	117,708
Non-controlling interest	173,829	114,149	10,655
Net income	(1,024,790)	(2,734,362)	128,363
Supplementary information
Depreciation, depletion and amortization	1,640,940	1,599,780	1,398,948
Operating segments [member] | Refining and petrochemicals [Member] | Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	(3,674,460)	(3,427,211)	(3,523,948)
Operating segments [member] | Refining and petrochemicals [Member] | Variable Costs
Disclosure of operating segments [line items]
Cost of sales	(44,860,928)	(22,398,344)	(34,332,271)
Operating segments [member] | Refining and petrochemicals [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	46,658,196	24,804,887	36,393,470
Operating segments [member] | Refining and petrochemicals [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	4,318,189	1,299,464	2,377,336
Operating segments [member] | Transport and logistics [Member]
Disclosure of operating segments [line items]
Revenue	12,158,466	12,194,440	13,070,736
Cost of sales	(3,260,309)	(3,381,357)	(3,738,194)
Gross profit	8,898,157	8,813,083	9,332,542
Administration expenses	(457,217)	(533,594)	(372,942)
Operation and projects expenses	(404,264)	(403,657)	(434,904)
Impairment of non-current assets	(165,901)	341,065	(232,556)
Other operating income and expenses net	591,829	1,827	74,607
Operating income	8,462,604	8,218,724	8,366,747
Financial result net
Financial income	76,453	125,677	273,613
Finance expenses	(250,816)	(389,394)	(306,878)
Foreign exchange gain (loss) net	381,964	434,245	(66,711)
Financial result, net	207,601	170,528	(99,976)
Share of profits of associates and joint ventures	858	(2,089)	138
Income before tax	8,671,063	8,387,163	8,266,909
Income tax	(2,925,390)	(2,696,499)	(2,709,111)
Net profit (loss) for the period	5,745,673	5,690,664	5,557,798
Net profit attributable to:
Group owners of parent	4,635,354	4,574,800	4,244,860
Non-controlling interest	1,110,319	1,115,864	1,312,938
Net income	5,745,673	5,690,664	5,557,798
Supplementary information
Depreciation, depletion and amortization	1,211,642	1,278,946	1,291,013
Operating segments [member] | Transport and logistics [Member] | Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	(2,728,948)	(2,813,856)	(3,039,452)
Operating segments [member] | Transport and logistics [Member] | Variable Costs
Disclosure of operating segments [line items]
Cost of sales	(531,361)	(567,501)	(698,742)
Operating segments [member] | Transport and logistics [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	2,557,238	2,563,581	3,799,924
Operating segments [member] | Transport and logistics [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	9,601,228	9,630,859	9,270,812
Operating segments [member] | Electric Power transmission and toll roads concessions [Member]
Disclosure of operating segments [line items]
Revenue	4,113,198
Cost of sales	(1,817,491)
Gross profit	2,295,707
Administration expenses	(322,939)
Operation and projects expenses	(460)
Impairment of non-current assets	(4)
Other operating income and expenses net	(51,267)
Operating income	1,921,037
Financial result net
Financial income	89,267
Finance expenses	(886,420)
Foreign exchange gain (loss) net	300,519
Financial result, net	(496,634)
Share of profits of associates and joint ventures	214,698
Income before tax	1,639,101
Income tax	(466,771)
Net profit (loss) for the period	1,172,330
Net profit attributable to:
Group owners of parent	386,438
Non-controlling interest	785,892
Net income	1,172,330
Supplementary information
Depreciation, depletion and amortization	462,430
Operating segments [member] | Electric Power transmission and toll roads concessions [Member] | Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	(1,817,491)
Operating segments [member] | Electric Power transmission and toll roads concessions [Member] | Variable Costs
Disclosure of operating segments [line items]
Cost of sales	0
Operating segments [member] | Electric Power transmission and toll roads concessions [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	4,113,198
Operating segments [member] | Electric Power transmission and toll roads concessions [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(38,615,797)	(24,915,395)	(33,021,020)
Cost of sales	38,366,544	24,547,859	32,995,918
Gross profit	(249,253)	(367,536)	(25,102)
Administration expenses	210,118	259,817	2,058
Operation and projects expenses	78,469	110,460	22,238
Impairment of non-current assets	0	0	0
Other operating income and expenses net	(6,162)	(3,480)	(82,472)
Operating income	33,172	(739)	(83,278)
Financial result net
Financial income	(304,070)	(269,791)	(320,014)
Finance expenses	267,749	270,197	280,332
Foreign exchange gain (loss) net	0	0	0
Financial result, net	(36,321)	406	(39,682)
Share of profits of associates and joint ventures	0	0	122,274
Income before tax	(3,149)	(333)	(686)
Income tax	0	0	0
Net profit (loss) for the period	(3,149)	(333)	(686)
Net profit attributable to:
Group owners of parent	(3,149)	(333)	(686)
Non-controlling interest	0	0	0
Net income	(3,149)	(333)	(686)
Supplementary information
Depreciation, depletion and amortization	0	0	0
Elimination of intersegment amounts [member] | Fixed Costs.
Disclosure of operating segments [line items]
Cost of sales	3,507,020	4,062,843	3,878,444
Elimination of intersegment amounts [member] | Variable Costs
Disclosure of operating segments [line items]
Cost of sales	34,859,524	20,485,016	29,117,474
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	$ (38,615,797)	$ (24,915,395)	$ (33,021,020)